Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

NOTE 14: - Subsequent Events

On January 31, 2023, the Company entered into a Sales Agreement with SVB Securities LLC (“SVB”), as sales agent, pursuant to which the Company may offer and sell, from time to time through SVB, our ordinary shares. The offer and sale of our ordinary shares, if any, will be made pursuant to our shelf registration statement on Form F-3, as supplemented by the prospectus supplement filed on January 31, 2023. Pursuant to the said prospectus supplement, the Company may offer and sell up to $50 million of its ordinary shares.